Fees Summary	Mar. 24, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 75,000,000,000
Previously Paid Amount	10,598,653.7
Total Fee Amount	10,719,043.79
Total Offset Amount	0
Net Fee	$ 120,390.09